Notes and Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes and Convertible Notes Payable [Abstract]
NOTES AND CONVERTIBLE NOTES PAYABLE

NOTE 11 – NOTES AND CONVERTIBLE NOTES PAYABLE

Notes payable as of March 31, 2026 and December 31, 2025 were as follows:

	March 31,	December 31,
	2026	2025

SBA Disaster Relief Loans	$450,000	$450,000
Leaf Capital Note Payable, August 2024	46,594	74,550
1800 Diagonal Note Payable VIII, July 2025	44,015	176,061
1800 Diagonal Note Payable IX, October 2025	68,908	110,252
Vanquish Note Payable I, November 2025	137,816	137,816
Jacobs Note Payable, January 2026	25,000	—
Evergreen Note Payable, January 2026	240,000	—
Vanquish Note Payable II, January 2026	170,016	—
Face value of notes payable	1,182,349	948,679
Less: unamortized discounts	(210,734)	(109,027)
Notes payable, total	971,615	839,652
Less: long term portion	(450,000)	(450,000)
Notes payable, current portion	$521,615	$389,652

Description of Government Notes Payable

During June, July and August 2020, the Company and its subsidiaries received an aggregate of $450,000 in Disaster Relief Loans from the SBA. The loans bear interest at 3.75% per annum and mature 30 years from issuance. Mandatory principal and interest payments were originally scheduled to begin 12 months from the inception date of each loan and were subsequently extended by the SBA until 30 months from the inception date. Installment payments, which are first applied to accrued but unpaid interest and then to principal, began in 2023.

Interest accrued on SBA loans as of March 31, 2026 and December 31, 2025 was $18,803 and $21,951, respectively. Interest expense (income) recognized on the loans was $4,161 and $4,392 in the three months ended March 31, 2026 and 2025, respectively. Payments against interest were $7,310 and $6,579 in the three months ended March 31, 2026 and 2025, respectively. As of March 31, 2026 and December 31, 2025, remaining principal payments were $450,000 and $450,000, respectively, and the net carrying value was $450,000 and $450,000, respectively.

Description of Other Notes Payable

On April 24, 2024, the Company issued a promissory note payable (the “April 2024 Note”) to an investor with a stated principal amount of $161,000 and prepaid interest of $19,320 for total repayments of $180,320. The Company received net proceeds of $118,787 after original issue discount of $21,000, fees of $5,000, and withholding of the final payment due on the August 2023 Note to the same investor in the amount of $16,213. The April 2024 Note did not bear interest in excess of the original issue discount and prepaid interest and was scheduled to mature on February 28, 2025. The Company was required to make 10 monthly payments of $18,032 starting May 30, 2024 and ending on February 28, 2025. The April 2024 Note gave the holder a conversion right at a 15% discount to the market price of the Company’s common stock only in the event of default. The Company determined that the fair value of the contingent conversion option was immaterial and therefore did not allocate any value related to the option to the proceeds received. The final installment payment on the April 2024 Note was made in February 2025.

On August 1, 2024, the Company’s wholly owned subsidiary, HLYK Florida LLC, which owns NCFM, issued a promissory note payable to an investor with total principal repayments of $223,649 (the “July 2024 Note”). The Company received net proceeds of $200,000 after original issue discount of $19,649 and fees of $4,000. The July 2024 Note does not bear interest in excess of the original issue discount. The Company is required to make 24 monthly payments of $9,319 starting August 20, 2024 and ending on July 20, 2026. The July 2024 Note is secured by all of NCFM’s assets and is personally guaranteed by the Company’s CEO, Dr. Michael Dent. At inception, the Company recorded a discount against the note of $23,649, representing the difference between the total required repayments and the net proceeds received. As of March 31, 2026 and December 31, 2025, remaining principal payments were $46,594 and $74,550, respectively, and the net carrying value was $42,938 and $67,929, respectively.

On January 16, 2025, the Company issued a promissory note payable (the “January 2025 Note I”) to an investor with a stated principal amount of $150,650 and prepaid interest of $18,078 for total repayments of $168,278. The Company received net proceeds of $125,000 after original issue discount of $19,650 and fees of $6,000. The January 2025 Note I did not bear interest in excess of the original issue discount and prepaid interest and was scheduled to mature on November 15, 2025. The Company was required to make 10 monthly payments of $16,873 starting February 15, 2025 and ending on November 15, 2025. The January 2025 Note I gave the holder a conversion right at a 39% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $83,643, representing the fair value of the conversion option of $39,915 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $43,728. The conversion option qualified for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final installment payment on the January 2025 Note I was made in November 2025. In connection with repayment, the derivative liability related to the conversion option was extinguished and a corresponding gain on extinguishment of debt in the amount of $23,098 was recognized in the year ended December 31, 2025.

On January 24, 2025, the Company issued a promissory note payable (the “January 2025 Note II”) to an investor with a stated principal amount of $98,900 and prepaid interest of $13,846 for total repayments of $112,746. The Company received net proceeds of $80,000 after original issue discount of $12,900 and fees of $6,000. The January 2025 Note II did not bear interest in excess of the original issue discount and prepaid interest and was scheduled to mature on November 30, 2025. The Company was required to make a payment of $56,373 on July 30, 2025 and monthly installments of $14,093 thereafter ending on November 30, 2025. The January 2025 Note II gave the holder a conversion right at a 39% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $48,074, representing the fair value of the conversion option of $15,328 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $32,746. The conversion option qualified for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final installment payment on the January 2025 Note II was made in December 2025. In connection with repayment, the derivative liability related to the conversion option was extinguished and a corresponding gain on extinguishment of debt in the amount of $15,661 was recognized in the year ended December 31, 2025.

On February 14, 2025, the Company issued a promissory note payable (the “February 2025 Note”) to an investor with a stated principal amount of $121,900 and prepaid interest of $14,628 for total repayments of $136,528. The Company received net proceeds of $100,000 after original issue discount of $15,900 and fees of $6,000. The February 2025 Note does not bear interest in excess of the original issue discount and prepaid interest and was scheduled to mature on December 15, 2025. The Company is required to make 10 monthly payments of $13,653 starting March 15, 2025 and ending on December 15, 2025. The February 2025 Note gives the holder a conversion right at a 25% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $43,302, representing the fair value of the conversion option of $6,774 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $36,528. The discount is being amortized over the repayment period. The conversion option qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” In connection with repayment, the derivative liability related to the conversion option was extinguished and a corresponding gain on extinguishment of debt in the amount of $19,101 was recognized in the year ended December 31, 2025.

On July 29, 2025, the Company issued a promissory note to an investor with a stated principal amount of $154,440 and prepaid interest of $21,621 for total repayments of $176,061. The Company received net proceeds of $125,000 after original issue discount of $22,240 and fees of $7,200. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on May 30, 2026. The Company is required to make an initial payment of $88,031 on January 30, 2026 and four monthly payments of $22,008 starting February 28, 2026 and ending on May 30, 2026. The note gave the holder a conversion right at a 35% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $62,014, representing the fair value of the conversion option of $10,953 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $51,061. The default conversion option qualified for derivative accounting and bifurcation at inception under ASC 815, “Derivatives and Hedging.” As of March 31, 2026 and December 31, 2025, remaining principal payments were $44,015 and $176,061, respectively, and the net carrying value was $31,816 and $145,562, respectively.

On October 3, 2025, the Company issued a promissory note to an investor with a stated principal amount of $123,050 and prepaid interest of $14,766 for total repayments of $137,816. The Company received net proceeds of $100,000 after original issue discount of $16,050 and fees of $7,000. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on August 15, 2026. The Company is required to make 10 monthly payments of $13,782 starting November 15, 2025 and ending on August 15, 2026. The note gives the holder a conversion right at a 35% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $45,676, representing the fair value of the conversion option of $7,860 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $37,816. The default conversion option qualified for derivative accounting and bifurcation at inception under ASC 815, “Derivatives and Hedging.” As of March 31, 2026 and December 31, 2025, remaining principal payments were $68,908 and $110,253, respectively, and the net carrying value was $49,105 and $77,441, respectively.

On November 10, 2025, the Company issued a second promissory note payable to a different investor with a stated principal amount of $123,050 and prepaid interest of $14,766 for total repayments of $137,816. The Company received net proceeds of $100,000 after original issue discount of $16,050 and fees of $7,000. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on August 30, 2026. The Company is required to make installments starting April 30, 2026 and ending on August 30, 2026. The note gives the holder a conversion right at a 35% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $47,356, representing the fair value of the conversion option of $9,520 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $37,816. The default conversion option qualified for derivative accounting and bifurcation at inception under ASC 815, “Derivatives and Hedging.” As of March 31, 2026 and December 31, 2025, remaining principal payments were $137,816 and $137,816, respectively, and the net carrying value was $113,260 and $98,720, respectively.

On January 14, 2026, the Company issued to an investor a convertible note with principal of $25,000, an interest rate of 12% per annum, and a maturity date of January 14, 2027. The note is convertible into shares of Company common stock at a fixed conversion price of $3.00 per share. The Company received net proceeds of $25,000. In connection with the note, the Company also issued the investor a five-year warrant to purchase 8,333 shares of Company common stock at an exercise price of $3.00 per share. At inception, the Company recorded a discount against the note of $9,699 for the allocated fair value of the warrant. As of March 31, 2026 and December 31, 2025, remaining principal payments were $25,000 and $-0-, respectively, and the net carrying value was $17,320 and $-0-, respectively.

On January 22, 2026, the Company issued a convertible promissory note to an investor with a stated principal amount of $240,000, an interest rate of 12% per annum and maturity upon the earlier of (i) six months from the issue date or upon a US senior exchange listing. The note is convertible into shares of Company common stock at a conversion price of $6.07 per share, subject to standard down round adjustment in the event that the Company issues equity instruments at a price lower than the conversion price. The Company received net proceeds of $200,000 after original issue discount of $40,000. The note also gives the holder a conversion right at a 20% discount to the market price of Company common stock only in the event of default. In connection with the note, the Company also issued the investor a five-year warrant to purchase 32,249 shares of Company common stock at an exercise price of $6.07 per share, subject to standard anti-dilution protection. At inception, the Company recorded a discount against the note of $110,880, representing the allocated fair value of the warrant of $44,437, the fair value of the conversion option of $26,443, and the original issue discount of $40,000. The discount is being amortized over the repayment period. The default conversion option qualified for derivative accounting and bifurcation at inception under ASC 815, “Derivatives and Hedging.” On February 2, 2026, the Company issued a convertible note to a related party with a conversion price of $4.25, triggering the down round adjustment. As a result, the conversion price of the note was adjusted to $4.25, and the exercise price of the warrant was adjusted to $4.25, and the number of shares of common stock underlying the warrant increased to 47,059. The Company recognized a deemed dividend in the amount of $36,347 to reflect the change in fair value of the fixed conversion feature immediately before and after the down round adjustment to the conversion price. As of March 31, 2026 and December 31, 2025, remaining principal payments were $240,000 and $-0-, respectively, and the net carrying value was $149,777 and $-0-, respectively.

On January 27, 2026, the Company issued a promissory note to an investor with a stated principal amount of $151,800 and prepaid interest of $18,216 for total repayments of $170,016. The Company received net proceeds of $125,000 after original issue discount of $19,800 and fees of $7,000. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on November 15, 2026. The Company is required to make an initial payment of $85,008 on July 15, 2026 and four monthly payments of $21,252 starting August 15, 2026 and ending on November 15, 2026. The note gives the holder a conversion right at a 35% discount to the market price of Company common stock only in the event of default. At inception, the Company recorded a discount against the note of $67,092, representing the fair value of the conversion option of $22,076 and the difference between the total required repayments and the net proceeds received in the amount of $45,016. The discount is being amortized over the repayment period. The default conversion option qualified for derivative accounting and bifurcation at inception under ASC 815, “Derivatives and Hedging.” As of March 31, 2026 and December 31, 2025, remaining principal payments were $170,016 and $-0-, respectively, and the net carrying value was $117,399 and $-0-, respectively.

Notes Payable Activity

The Company has issued certain other notes payable to third parties that are recorded at their face value, net of discounts recorded at inception related to original issue discounts, warrants issued with the convertible notes, and derivative embedded conversion features (“ECFs”) in the convertible notes. Such notes payable that are carried at net amortized value were comprised of the following as of March 31, 2026 and December 31, 2025:

		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
Date	Date	2026	2025	2026	2025	2026	2025
08/01/24	07/31/26	$46,594	$74,550	$(3,655)	$(6,620)	$42,939	$67,929
07/29/25	05/30/26	44,015	176,061	(12,200)	(30,499)	31,815	145,562
10/03/25	08/15/26	68,908	110,252	(19,803)	(32,812)	49,105	77,441
11/10/25	08/30/26	137,816	137,816	(24,556)	(39,096)	113,260	98,720
01/14/26	01/14/27	25,000	—	(7,680)	—	17,320	—
01/22/26	07/16/26	240,000	—	(90,223)	—	149,777	—
01/27/26	11/15/26	170,016	—	(52,617)	—	117,399	—
		$732,349	$498,679	$(210,734)	$(109,027)	$521,615	$389,652

Amortization of debt discount on such notes payable during the three months ended March 31, 2026 and 2025 was as follows:

Inception	Maturity	Principal	Three Months Ended March 31,
Date	Date	Amount	2026	2025
04/24/24	02/28/25	$180,320	$—	$8,772
08/01/24	07/31/26	223,649	2,964	2,964
01/16/25	01/15/25	168,728	—	18,932
01/24/25	01/30/25	112,746	—	9,615
02/14/25	12/15/25	136,528	—	5,407
07/29/25	05/30/26	176,061	18,299	—
10/03/25	08/15/26	137,816	13,009	—
11/10/25	08/30/26	137,816	14,540	—
01/14/26	01/14/27	25,000	2,020	—
01/22/26	07/16/26	240,000	20,657	—
01/27/26	11/15/26	170,016	14,475	—
			$85,964	$45,690

Repayments on such notes payable during the three months ended March 31, 2026 and 2025 were as follows:

Inception	Maturity	Principal	Three Months Ended March 31,
Date	Date	Amount	2026	2025
04/24/24	02/28/25	$180,320	$—	$36,064
01/16/25	11/15/25	168,728	—	33,746
02/14/25	12/15/25	136,528	—	13,652
08/01/24	07/31/26	223,649	27,956	27,956
07/29/25	05/30/26	176,061	132,046	—
10/03/25	08/15/26	137,816	41,345	—
			$201,347	$111,418

NOTE 12 – NOTES AND CONVERTIBLE NOTES PAYABLE

Notes payable as of December 31, 2025 and 2024 were as follows:

	2025	2024

SBA Disaster Relief Loans	$450,000	$450,000
1800 Diagonal Note Payable IV, April 2024	–	36,064
Leaf Capital Note Payable, August 2024	74,550	177,055
1800 Diagonal Note Payable VIII, July 2025	176,061	–
1800 Diagonal Note Payable IX, October 2025	110,252	–
1800 Diagonal Note Payable X, November 2025	137,816
Face value of notes payable	948,679	663,119
Less: unamortized discounts	(109,027)	(27,414)
Notes payable, total	839,652	635,705
Less: long term portion	(450,000)	(508,610)
Notes payable, current portion	$389,652	$127,095

Description of Government Notes Payable

During June, July and August 2020, the Company and its subsidiaries received an aggregate of $450,000 in Disaster Relief Loans from the SBA. The loans bear interest at 3.75% per annum and mature 30 years from issuance. Mandatory principal and interest payments were originally scheduled to begin 12 months from the inception date of each loan and were subsequently extended by the SBA until 30 months from the inception date. Installment payments, which are first applied to accrued but unpaid interest and then to principal, began in 2023.

Interest accrued on SBA loans as of December 31, 2025 and 2024 was $21,951 and $17,725, respectively. Interest expense (income) recognized on the loans was $19,577 and $16,413 in the years ended December 31, 2025 and 2024, respectively. Payments against interest were $15,351 and $2,316 in the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, remaining principal payments were $450,000 and $450,000, respectively, and the net carrying value was $450,000 and $450,000, respectively.

Description of Other Notes Payable

On August 8, 2023, the Company issued a promissory note payable to an investor with a stated principal amount of $144,760 and prepaid interest of $17,371 for total repayments of $162,131 (the “August 2023 Note”). The August 2023 Note had an original issue discount of $15,510 and fees of $4,250, resulting in net proceeds to the Company of $125,000. The August 2023 Note did not bear interest in excess of the original issue discount and was scheduled to mature on June 30, 2024. The Company was required to make 10 monthly payments of $16,213 starting September 30, 2023 and ending on June 30, 2024. The final installment payment was made in April 2024.

On November 3, 2023, the Company issued to Yorkville a note payable (the “November 2023 Note”) with an initial principal amount equal to $350,000 at a purchase price equal to the principal amount of the November 2023 Note less any original issue discounts and fees. The Company received net proceeds of $317,000. The November 2023 Note was scheduled to mature on September 3, 2024. The November 2023 Note accrued interest at a rate of 0% but was issued with an 8% original issue discount and was scheduled to be repaid in ten equal semi-monthly installments beginning on December 3, 2023, with each payment including an 8% payment premium, totaling $378,000 in cash repayments. The final installment payment on the November 2023 Note was made in September 2024.

On December 12, 2023, the Company issued a promissory note payable to an investor with a stated principal amount of $144,760 and prepaid interest of $17,371 for total repayments of $162,131 (the “December 2023 Note I”). The December 2023 Note I had an original issue discount of $15,510 and fees of $4,250, resulting in net proceeds to the Company of $125,000. The December 2023 Note I did not bear interest in excess of the original issue discount and was scheduled to on October 15, 2024. The Company was required to make 10 monthly payments of $16,213 starting January 15, 2024 and ending on October 15, 2024. The December 2023 Note I gave the holder a conversion right at a 15% discount to the market price of the Company’s common stock in the event of default. The Company determined that the fair value of the contingent conversion option was immaterial and therefore did not allocate any value related to the option to the proceeds received. The final installment on the December 2023 Note I was made in October 2024.

On December 13, 2023, the Company issued to Yorkville a convertible note (the “December 2023 Note II”) with an initial principal amount equal to $175,000 at a purchase price equal to the principal amount of the December 2023 Note II less any original issue discounts and fees. The Company received net proceeds of $156,000. The December 2023 Note II was scheduled to mature on September 3, 2024. The December 2023 Note II accrued interest at a rate of 0% but was issued with an 8% original issue discount and is scheduled to be repaid in ten equal semi-monthly installments beginning on March 3, 2024, with each payment including an 8% payment premium, totaling $189,000 in cash repayments. The December 2023 Note II was convertible at any time at the holder’s option into shares of Company common stock at a fixed conversion price of $5.00 per share. The final installment payment on the December 2023 Note II was made in September 2024.

On April 22, 2024, the Company issued a promissory note payable (the “April 2024 Note”) to an investor with a stated principal amount of $161,000 and prepaid interest of $19,320 for total repayments of $180,320. The Company received net proceeds of $118,787 after original issue discount of $21,000, fees of $5,000, and withholding of the final payment due on the August 2023 Note to the same investor in the amount of $16,213. The April 2024 Note did not bear interest in excess of the original issue discount and prepaid interest and was scheduled to mature on February 28, 2025. The Company was required to make 10 monthly payments of $18,032 starting May 30, 2024 and ending on February 28, 2025. The April 2024 Note gave the holder a conversion right at a 15% discount to the market price of the Company’s common stock only in the event of default. The Company determined that the fair value of the contingent conversion option was immaterial and therefore did not allocate any value related to the option to the proceeds received. The final installment payment on the April 2024 Note was made in February 2025.

On July 30, 2024, the Company’s wholly owned subsidiary, HLYK Florida LLC, which owns NCFM, issued a promissory note payable to an investor with total principal repayments of $223,649 (the “July 2024 Note”). The Company received net proceeds of $200,000 after original issue discount of $19,649 and fees of $4,000. The July 2024 Note does not bear interest in excess of the original issue discount. The Company is required to make 24 monthly payments of $9,319 starting August 20, 2024 and ending on July 20, 2026. The July 2024 Note is secured by all of NCFM’s assets and is personally guaranteed by the Company’s CEO, Dr. Michael Dent. At inception, the Company recorded a discount against the note of $23,649, representing the difference between the total required repayments and the net proceeds received.

On January 16, 2025, the Company issued a promissory note payable (the “January 2025 Note I”) to an investor with a stated principal amount of $150,650 and prepaid interest of $18,078 for total repayments of $168,278. The Company received net proceeds of $125,000 after original issue discount of $19,650 and fees of $6,000. The January 2025 Note I did not bear interest in excess of the original issue discount and prepaid interest and was scheduled to mature on November 15, 2025. The Company was required to make 10 monthly payments of $16,873 starting February 15, 2025 and ending on November 15, 2025. The January 2025 Note I gave the holder a conversion right at a 39% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $83,643, representing the fair value of the conversion option of $39,915 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $43,728. The conversion option qualified for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final installment payment on the January 2025 Note I was made in November 2025. In connection with repayment, the derivative liability related to the conversion option was extinguished and a corresponding gain on extinguishment of debt in the amount of $23,098 was recognized in the year ended December 31, 2025.

On January 24, 2025, the Company issued a promissory note payable (the “January 2025 Note II”) to an investor with a stated principal amount of $98,900 and prepaid interest of $13,846 for total repayments of $112,746. The Company received net proceeds of $80,000 after original issue discount of $12,900 and fees of $6,000. The January 2025 Note II did not bear interest in excess of the original issue discount and prepaid interest and was scheduled to mature on November 30, 2025. The Company was required to make a payment of $56,373 on July 30, 2025 and monthly installments of $14,093 thereafter ending on November 30, 2025. The January 2025 Note II gave the holder a conversion right at a 39% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $48,074, representing the fair value of the conversion option of $15,328 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $32,746. The conversion option qualified for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” The final installment payment on the January 2025 Note II was made in December 2025. In connection with repayment, the derivative liability related to the conversion option was extinguished and a corresponding gain on extinguishment of debt in the amount of $15,661 was recognized in the year ended December 31, 2025.

On February 14, 2025, the Company issued a promissory note payable (the “February 2025 Note”) to an investor with a stated principal amount of $121,900 and prepaid interest of $14,628 for total repayments of $136,528. The Company received net proceeds of $100,000 after original issue discount of $15,900 and fees of $6,000. The February 2025 Note does not bear interest in excess of the original issue discount and prepaid interest and was scheduled to mature on December 15, 2025. The Company is required to make 10 monthly payments of $13,653 starting March 15, 2025 and ending on December 15, 2025. The February 2025 Note gives the holder a conversion right at a 25% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $43,302, representing the fair value of the conversion option of $6,774 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $36,528. The discount is being amortized over the repayment period. The conversion option qualifies for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.” In connection with repayment, the derivative liability related to the conversion option was extinguished and a corresponding gain on extinguishment of debt in the amount of $19,101 was recognized in the year ended December 31, 2025.

On July 29, 2025, the Company issued a promissory note to an investor with a stated principal amount of $154,440 and prepaid interest of $21,621 for total repayments of $176,061. The Company received net proceeds of $125,000 after original issue discount of $22,240 and fees of $7,200. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on May 30, 2026. The Company is required to make an initial payment of $88,031 on January 30, 2026 and four monthly payments of $22,008 starting February 28, 2026 and ending on May 30, 2026. The note gave the holder a conversion right at a 35% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $62,014, representing the fair value of the conversion option of $10,953 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $51,061. The conversion option qualified for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.”

On October 3, 2025, the Company issued a promissory note to an investor with a stated principal amount of $123,050 and prepaid interest of $14,766 for total repayments of $137,816. The Company received net proceeds of $100,000 after original issue discount of $16,050 and fees of $7,000. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on August 15, 2026. The Company is required to make 10 monthly payments of $13,782 starting November 15, 2025 and ending on August 15, 2026. The note gives the holder a conversion right at a 35% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $45,676, representing the fair value of the conversion option of $7,860 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $37,816. The conversion option qualified for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.”

On November 10, 2025, the Company issued a second promissory note payable to a different investor with a stated principal amount of $123,050 and prepaid interest of $14,766 for total repayments of $137,816. The Company received net proceeds of $100,000 after original issue discount of $16,050 and fees of $7,000. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on August 30, 2026. The Company is required to make installments starting April 30, 2026 and ending on August 30, 2026. The note gives the holder a conversion right at a 35% discount to the market price of the Company’s common stock only in the event of default. At inception, the Company recorded a discount against the note of $47,356, representing the fair value of the conversion option of $9,520 using a Lattice model and the difference between the total required repayments and the net proceeds received in the amount of $37,816. The conversion option qualified for derivative accounting and bifurcation under ASC 815, “Derivatives and Hedging.”

Notes Payable Activity

The Company has issued certain other notes payable to third parties that are recorded at their face value, net of discounts recorded at inception related to original issue discounts, warrants issued with the convertible notes, and derivative embedded conversion features (“ECFs”) in the convertible notes. Such notes payable that are carried at net amortized value were comprised of the following as of December 31, 2025 and 2024:

		Principal Outstanding		Unamortized Discount		Amortized Carrying Value
Inception	Maturity	December 31,		December 31,		December 31,
Date	Date	2025	2024	2025	2024	2025	2024
04/24/24	02/28/25	$–	$36,064	$–	$(8,772)	$–	$27,292
08/01/24	07/31/26	74,549	177,055	(6,620)	(18,642)	67,929	158,413
01/16/25	11/15/25	–	–	–	–	–	–
01/24/25	11/30/25	–	–	–	–	–	–
02/14/25	12/15/25	–	–	–	–	–	–
07/29/25	05/30/26	176,061	–	(30,499)	–	145,562	–
10/03/25	08/15/26	110,253	–	(32,812)	–	77,441	–
11/10/25	08/30/26	137,816	–	(39,096)	–	98,720	–
		$498,679	$213,119	$(109,027)	$(27,414)	$389,652	$185,705

Amortization of debt discount on such notes payable during the years ended December 31, 2025 and 2024 was as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
08/08/23	06/30/24	$162,131	$–	$13,098
11/03/23	09/03/24	378,000	–	49,400
12/12/23	10/15/24	162,131	–	34,840
12/13/23	09/03/24	189,000	–	61,518
04/24/24	02/28/25	180,320	8,772	36,548
08/01/24	07/31/26	223,649	12,022	5,007
01/16/25	11/15/25	168,728	83,643	–
01/24/25	11/30/25	112,746	48,074	–
02/14/25	12/15/25	136,528	43,302	–
07/29/25	05/30/26	176,061	31,516	–
10/03/25	08/15/26	137,816	12,864	–
11/10/25	08/30/26	137,816	8,239	–
			$248,432	$200,411

Repayments on such notes payable during the years ended December 31, 2025 and 2024 were as follows:

Inception	Maturity	Principal	Year Ended December 31,
Date	Date	Amount	2025	2024
08/08/23	06/30/24	$162,131	$–	$97,279
11/03/23	09/03/24	378,000	–	302,400
12/12/23	10/15/24	162,131	–	162,131
12/13/23	09/03/24	189,000	–	189,000
04/24/24	02/28/25	180,320	36,064	144,256
08/01/24	07/31/26	223,649	102,506	46,594
01/16/25	11/15/25	168,728	168,728	–
01/24/25	11/30/25	112,746	112,746	–
02/14/25	12/15/25	136,528	136,528	–
07/29/25	05/30/26	176,061	–	–
10/03/25	08/15/26	137,816	27,563	–
11/10/25	08/30/26	137,816	–	–
			$584,135	$941,660